INCOME TAX (Details 8) - Tax contingent liability [member] - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of income tax [Line Items]
Estimated financial effect of contingent liabilities	$ 94,692	$ 104,156	$ 145,968	$ 114,627
Expiry Year Two [Member]
Disclosure of income tax [Line Items]
Estimated financial effect of contingent liabilities	0	10,027
Expiry Year Three [Member]
Disclosure of income tax [Line Items]
Estimated financial effect of contingent liabilities	3,484	11,057
Expiry Year Four [Member]
Disclosure of income tax [Line Items]
Estimated financial effect of contingent liabilities	3,109	13,670
Expiry Year Five [Member]
Disclosure of income tax [Line Items]
Estimated financial effect of contingent liabilities	21,579	23,926
Expiry Year Six [Member]
Disclosure of income tax [Line Items]
Estimated financial effect of contingent liabilities	23,902	24,413
Expiry Year Seven [Member]
Disclosure of income tax [Line Items]
Estimated financial effect of contingent liabilities	23,034	19,681
Expiry Year Eight [Member]
Disclosure of income tax [Line Items]
Estimated financial effect of contingent liabilities	18,250	1,382
Expiry Year Nine [Member]
Disclosure of income tax [Line Items]
Estimated financial effect of contingent liabilities	$ 1,334	$ 0